Consolidated Statement of Financial Position - CHF (SFr)	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Property and equipment	SFr 33,895	SFr 252,899
Intangible assets	3,535,240	1,629,100
Derivative financial instruments	226,865	0
Other non-current receivables	16,001	76,710
Total non-current assets	3,812,001	1,958,709
Current assets
Other receivables	320,374	241,281
Prepayments	351,283	652,913
Cash and cash equivalents	5,393,207	14,973,369
Total current assets	6,064,864	15,867,563
Total assets	9,876,865	17,826,272
Equity
Share capital	710,336	19,349,556
Share premium	149,286,723	114,648,228
Foreign currency translation reserve	(44,011)	(33,047)
Accumulated deficit	(146,303,398)	(136,126,946)
Total shareholders' (deficit)/equity attributable to owners of the Company	3,649,650	(2,162,209)
Non-current liabilities
Loan	0	5,584,297
Derivative financial instruments	675,328	1,836,763
Employee benefit liability	648,287	1,962,970
Deferred tax liabilities	340,986	178,809
Total non-current liabilities	1,664,601	9,562,839
Current liabilities
Loan	1,435,400	4,542,109
Trade and other payables	1,836,335	1,200,820
Accrued expenses	1,290,879	4,682,713
Total current liabilities	4,562,614	10,425,642
Total liabilities	6,227,215	19,988,481
Total equity and liabilities	SFr 9,876,865	SFr 17,826,272